Short-Term Borrowings	12 Months Ended
Dec. 31, 2024
Short-Term Borrowings [Abstract]
Short-term borrowings

10. SHORT-TERM BORROWINGS

The following table sets forth the loan agreement of short-term borrowing from bank:

Date	Borrower	Lender	Amount ($)	Annual Interest Rate	Repayment Due Date
January 9, 2024	Ambow Education Inc.	Cathay Bank	1,200	6.00%	December 27, 2025
October 11, 2022	Ambow Education Inc.	Cathay Bank	1,500	6.29%	October 10, 2025

In October 2022 and January 2024, the Group pledged its restricted cash amount of $1,500 and $1,200, respectively, to obtain the borrowings amount of $1,500 and $1,200 from Cathay Bank. Refer to the Note 4-Cash, Cash Equivalents and Restricted Cash.

On October 11, 2022, the Group received a loan from Cathay Bank in the amount of $1,500 with a maturity date of October 11, 2023, which was renewed on November 6, 2023 with its original maturity date of October 11, 2024 and bearing interest at 6.29% per annum. On January 9, 2024, the Group received a loan from Cathay Bank in the amount of $1,200 with its original maturity date of December 28, 2024 and bearing interest at 6.00% per annum. The above loans from Cathay Bank were renewed respectively in September and November 2024 to a renewed maturity date of October 10, 2025 and December 27, 2025. The pledges shall be terminated once all borrowings have been repaid and pledge cancellation registration procedures have been completed.